Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss per Share
(12)	Net Loss per Share

Basic net loss attributable to common stockholders per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. During periods where we might earn net income, we would allocate to participating securities a proportional share of net income determined by dividing total weighted-average participating securities by the sum of the total weighted-average common shares and participating securities (the “two-class method”). Our preferred stock participates in any dividends declared by us and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods where we incurred net losses, we allocate no loss to participating securities because they have no contractual obligation to share in our losses. We computed diluted loss per common share after giving consideration to the dilutive effect of stock options and warrants that are outstanding during the period, except where such nonparticipating securities would be antidilutive. Because we have reported net losses for the nine-month periods ended September 30, 2023 and 2022, diluted net loss per common share is the same as basic net loss per common share for those periods.

The following potentially dilutive securities (in common stock equivalent shares) have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	September 30,
	2023	2022
Preferred stock	4,015,002	11,624,155
Preferred stock warrants	—	46,111
Common stock warrants	14,266,605	—
Restricted stock units	184,018	—
Options to purchase common stock	2,632,206	1,710,860
	21,097,831	13,381,126

As described in Note 9, the triggering of the anti-dilution feature resulting from the closing of the second tranche of the Initial Preferred Stock Financing decreased the conversion prices applicable to all outstanding shares for previously issued preferred stock. As a result, a deemed dividend to the preferred stockholders of $2,981 was recorded as an increase in the net loss attributable to common stockholders reflected in our unaudited Condensed Consolidated Statements of Operations for the nine months ended September 30, 2023. The deemed dividend increased the net loss per common share by $0.72 for the nine months ended September 30, 2023.

(14)Net Loss per Share

Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. During periods where we might earn net income, we would allocate to participating securities a proportional share of net income determined by dividing total weighted-average participating securities by the sum of the total weighted-average common shares and participating securities (the “two-class method”). Our preferred stock, if any, participates in any dividends declared by us and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods where we incurred net losses, we allocate no loss to participating securities because they have no contractual obligation to share in our losses. We computed diluted loss per common share after giving consideration to the dilutive effect of stock options and warrants that are outstanding during the period, except where such nonparticipating securities would be antidilutive. Because we have reported net losses for the years ended December 31, 2022 and 2021, diluted net loss per common share is the same as basic net loss per common share for those periods.

The following potentially dilutive securities (in common stock equivalent shares) have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	December 31,
	2022	2021
Preferred stock	12,330,395	11,376,970
Preferred stock warrants	2,878,519	46,111
Common stock warrants	—	1,446
Options to purchase common stock	1,671,076	1,307,079
	16,879,990	12,731,606

As described in Note 12, the triggering of the anti-dilution feature resulting from the B-2 Preferred Stock Financing decreased the conversion prices applicable to all outstanding shares for previously issued preferred stock. As a result, a deemed dividend to the preferred stockholders of $2,829 was recorded as an increase in the net loss attributable to common shareholders reflected in our consolidated statement of operations for the year ended December 31, 2022. This deemed dividend increased the net loss per common share by $9.14 for the year ended December 31, 2022.